Marketable Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010
Marketable securities classification
Current marketable securities	$ 744,000,000		$ 1,101,000,000
Non-current marketable securities	825,000,000		540,000,000
Total marketable securities	1,569,000,000		1,641,000,000
Gross unrealized losses on marketable securities (pre-tax)	12,000,000		9,000,000
Gross unrealized gains on marketable securities (pre-tax)	3,000,000		5,000,000
Gross realized gains on sales or maturities of marketable securities		5,000,000
Gross realized losses on sales or maturities of marketable securities	3,000,000
Estimated fair value of auction rate securities			592,000,000
Fair market value of securities rated AA+			2,000,000
Number of fair market value of securities rated AA+			2
U.S. government agency securities
Marketable securities classification
Current marketable securities	326,000,000		246,000,000
Non-current marketable securities	165,000,000		63,000,000
Foreign government agency securities
Marketable securities classification
Current marketable securities			52,000,000
Non-current marketable securities			3,000,000
Corporate debt securities
Marketable securities classification
Current marketable securities	154,000,000		280,000,000
Non-current marketable securities	112,000,000		192,000,000
U.S. dollar commercial paper
Marketable securities classification
Current marketable securities			55,000,000
U.S. treasury securities
Marketable securities classification
Current marketable securities			55,000,000
Non-current marketable securities	94,000,000		44,000,000
U.S. municipal securities
Marketable securities classification
Current marketable securities			20,000,000
Non-current marketable securities			3,000,000
Asset-backed securities
Marketable securities classification
Current marketable securities	256,000,000		364,000,000
Non-current marketable securities	449,000,000		228,000,000
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	198,000,000		253,000,000
Non-current marketable securities	317,000,000		144,000,000
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	9,000,000		79,000,000
Non-current marketable securities	98,000,000		70,000,000
Asset-backed securities Equipment lease related
Marketable securities classification
Current marketable securities	41,000,000		24,000,000
Non-current marketable securities	29,000,000		14,000,000
Asset-backed securities Other
Marketable securities classification
Current marketable securities	8,000,000		8,000,000
Non-current marketable securities	5,000,000
Auction rate securities
Marketable securities classification
Non-current marketable securities	5,000,000		7,000,000
Gross unrealized losses on marketable securities (pre-tax)	8,000,000		6,000,000
Estimated fair value of auction rate securities	5,000,000		7,000,000
Other securities
Marketable securities classification
Current marketable securities	$ 8,000,000		$ 29,000,000